Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 57,248	$ 24,293
Trade receivables	273	103
Prepayments and other assets	1,135	610
Inventories	905	348
Due from related party	384	460
Total current assets	59,945	25,814
FIXED ASSETS, NET:
Vessels, net	1,022,902	1,036,157
Total fixed assets, net	1,022,902	1,036,157
OTHER NON CURRENT ASSETS:
Restricted cash	25,000	25,000
Due from related party	1,350	1,350
Above-market acquired time charter contract	16,168	19,782
Total assets	1,125,365	1,108,103
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing fees	31,654	27,467
Trade payables	4,857	4,935
Due to related party, current	328	230
Accrued liabilities	3,786	3,595
Unearned revenue	15,126	15,126
Total current liabilities	55,751	51,353
NON-CURRENT LIABILITIES:
Deferred revenue	1,065	1,094
Due to related party, non-current	0	35,000
Long-term debt, net of current portion and deferred financing fees	700,038	652,818
Total non-current liabilities	701,103	688,912
Commitments and contingencies
PARTNERS' EQUITY:
Common unitholders (unlimited authorized; 20,505,000 units issued and outstanding as at June 30, 2016 and December 31, 2015)	303,342	302,954
Preferred unitholders (3,450,000 authorized; 3,000,000 Series A Preferred Units issued and outstanding as at June 30, 2016 and December 31, 2015)	73,216	73,216
Subordinated unitholders (14,985,000 units issued and outstanding as at June 30, 2016 and December 31, 2015)	(8,143)	(8,427)
General Partner (35,526 units issued and outstanding as at June 30, 2016 and December 31, 2015)	96	95
Total partners' equity	368,511	367,838
Total liabilities and partners' equity	$ 1,125,365	$ 1,108,103